Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2020
Principles of consolidation
a. Principles of consolidation
The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights and/or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary (see note 2j). All significant inter-company balances and transactions are eliminated on consolidation.

Basis of presentation
b. Basis of presentation
These financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulation Act 1949 and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences, insofar as they relate to the Bank, include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred taxes, stock-based compensation, loan origination fees, derivative financial instruments, business combination, lease accounting and the presentation format and disclosures of the financial statements and related notes.

Use of estimates
c. Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation, unrecognized tax benefits, valuation of lease liabilities and impairment assessment of goodwill.

Cash and cash equivalents
d. Cash and due from banks,
and restricted cash
Cash and due from banks comprise of cash and deposit with banks that have original maturities of 90 days or less. The Bank has captioned cash and cash equivalent as “cash and due from banks, and restricted cash” on the consolidated balance sheets. Cash and due from banks includes restricted cash (see note 3).

Customer acquisition costs
e. Customer acquisition costs
Customer acquisition costs principally consist of commissions paid to third party referral agents who source retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

Investments in securities
f. Investments in securities
Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.
Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in note 7 and on concentrations of credit risk in note 11.
All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.
Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in net income.
Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.
All debt securities that are not classified as HTM or HFT are classified as available for sale debt securities (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.
Up to March 31, 2018, equity securities with readily determinable fair values that were not classified as HFT were classified as available for sale and were carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, were reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity. Dividend income on such securities was included in Interest and dividend revenue- available for sale debt securities. Non-marketable equity securities were carried at cost.
The Bank adopted ASU 2016-01 and ASU 2018-03 with effect from April 1, 2018. The available-for-sale category was eliminated for equity securities which were reclassified to other assets. This resulted in a cumulative catch-up reclassification from AOCI to retained earnings (see note 14). Marketable securities are measured at fair value, change in fair value recorded in earnings. Non- marketable equity securities under the measurement alternative are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer and impairment, if any. The Bank’s review for impairment for equity method, cost method and measurement alternative securities typically includes an analysis of the facts and circumstances of each security, the intent or requirement to sell the security, and the expectations of cash flows.
Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.
Transfers between categories are recorded at fair value on the date of the transfer.

Impairment of securities
g. Impairment of debt securities
Declines in the fair values of held to maturity and available for sale debt securities below their carrying value that are other than temporary are reflected in net income as other than temporary impairment losses, based on management’s best estimate of the fair value of the investment. The Bank conducts a review each year to identify other than temporary declines based on an evaluation of all significant factors. The Bank’s review of impairment generally entails identification and evaluation of investments that have indications of possible impairment, analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment and documentation of the results of these analysis, as required under business policies. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increase and the Bank does not intend to sell the security and it is not more likely than not that the Bank will be required to sell the security before recovery of its amortized cost basis

Loans
h. Loans
The Bank grants retail and wholesale loans to customers.
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to net income over the lives of the related loans.
Interest is accrued on the unpaid principal balance and is included in interest income. Loans are generally placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Interest income and principal payments on loans placed on non-accrual status is recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are generally placed on “non-accrual” status when interest or principal payments are three months past due or if they are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.

Allowance for credit losses
i. Allowance for credit losses
The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio which includes troubled debt restructuring. The allowance for credit losses consists of allowances for retail loans and wholesale loans.
Retail
The Bank’s retail loan loss allowance consists of specific allowance and allowance for loans collectively evaluated for impairment (termed as “unallocated allowance”).
The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally, the Bank monitors loan to value ratios for loan against securities. The loans are charged off against allowances typically when the account becomes 150 to 1,083 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off are 150 days past due for personal loans, credit card receivables, auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements are not feasible.

Subsequent recoveries, if any, against write-off cases, are adjusted to allowance for credit losses in the consolidated statement of income.
The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its unallocated allowance for retail loans based on its probability of default and loss given default, determined for the respective risk pools.
Wholesale
The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance may not be recovered. Subsequent recoveries, if any, against write-off cases, are adjusted to allowance for credit losses in the consolidated statement of income.
The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.
The Bank establishes specific allowances for each impaired wholesale loan customer, in the aggregate, for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent. Collateral values are generally based on appraisals from internal and external valuation sources.
Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed. These factors are considered by the Bank for selection of loans for credit reviews and assessment of impairment.

The Bank has also established an unallocated allowance for wholesale standard loans based on the internal rating grades assigned, and the probability of default associated with internal rating grade pools and the loss given default.

Sales/transfer of receivables
j. Sales/transfer of receivables
The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the special purpose entities (SPEs) route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to SPEs, formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.
The Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE. The scope conditions examined include whether the entities’ equity investment at risk is insufficient to finance the activities without subordinated financial support and whether the holders of equity lack the characteristics of a financial interest. A controlling financial interest includes characteristics such as ability to make decisions through voting or similar rights, unlimited obligation to absorb the entities expected losses, and unlimited rights to receive the entities expected residual returns.
Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.
Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

Property and equipment
k. Property and equipment
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of property and equipment on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%
For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets. Improvements to leasehold premises are charged off over the remaining primary period of the lease.

Lease accounting
l. Lease accounting
Effective April 1, 2019, the Bank adopted FASB ASU 2016-02 “Leases (Topic 842)”. The Bank applied Topic 842 using the modified retrospective method. As a result, comparative information has not been adjusted and continues to be reported under ASC 840. As of April 1, 2019, the date of the Bank’s initial application of ASC 842, the Bank recognized its lease liabilities measured as the present value of lease payments not yet paid, discounted using the incremental borrowing rate as at the date of initial application. The right-of-use asset as of the date of the initial application includes an initial measurement of the lease liabilities adjusted for accrued lease payments as of date of initial application.
At the inception of the contract, the Bank assesses whether the contract, is or contains, a lease. The Bank’s assessment is based on whether(1) the contract involves the use of distinct identified assets, (2) the Bank has the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Bank has the right to direct the use of the asset. Leases are examined for classification as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria is met (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for the major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of the above criteria.
The Banks’s lessee arrangements consist of operating leases. The Bank records right-of-use assets and lease liabilities at the lease commencement date. Right-of-use assets are reported in other assets on the Consolidated Balance Sheets, and the related lease liabilities are reported in accrued expenses and other liabilities. The Bank has elected not to record right-of-use assets for short-term-leases that have a lease term of 12 months or less and thus, all leases with a lease term exceeding 12 months are recorded on the consolidated balance sheet.
Lease expense is recognized on a straight-line basis over the lease term and is recorded in non-interest expense- premises and equipment in the consolidated statements of income. The Bank made an accounting policy decision not to separate lease and non-lease components of a contract that is or contains a lease. At the lease commencement, lease liabilities are recognized based on the present value of the remaining lease payments and discounted using the incremental borrowing rate as at the date of the lease commencement. Right-of-use assets initially equal the lease liabilities, adjusted for any lease payments made prior to lease commencement and for any lease incentives.
The Bank assesses leased assets for impairment, and if the carrying amount of the leased asset exceeds the undiscounted cash flows from the lease payments and the estimated residual value upon disposition of the leased asset, an impairment loss is recognized.

Impairment or disposal of tangible long-lived assets
m. Impairment or disposal of tangible long-lived assets
Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

Income tax
n. Income tax
Income tax expense/benefit consists of the current tax expense and the net change in deferred tax assets or liabilities during the year.
Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying values of assets and liabilities for financial reporting purposes and their respective tax bases, and for operating loss and tax credit carry forwards. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized based on management’s judgment. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax assets or liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.
Income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is greater than 50 percent likely of being realized upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Bank’s policy is to include interest income, interest expense and penalties on overpayments and underpayment of income taxes within income tax expense in the consolidated statement of income. Interest income on overpayments of income taxes is recognized when the related matter is resolved.
The Bank accounted for dividend distribution tax in equity in the year in which a dividend is declared. With effect from April 1, 2020, no direct tax required to be paid by the Bank since dividend distribution tax payable on dividend distributed have been abolished.
The Bank follows specific identification method for releasing income tax effects from accumulated other comprehensive income.

Revenue recognition
o. Revenue recognition
Interest income from loans and from investments is recognized on an accrual basis using effective interest method when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received.
Fees and commissions from guarantees issued are amortized over the contractual period of the commitment.
Dividends from investments are recognized when declared.
Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.
Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

Foreign currency transactions
p. Foreign currency transactions
The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income under foreign exchange transactions.
For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (OCI).

Stock-based compensation	q. Stock-based compensation The fair value of stock-based compensation is estimated on the date of each grant based on a binomial model. For further information, see note 22.
Debt issuance costs	r. Debt issuance costs Issuance costs of long-term debt are amortized over the tenure of the debt.
Earnings per share
s. Earnings per share
Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in note 29.

Segment information	t. Segment information The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in note 26.
Derivative financial instruments
u. Derivative financial instruments
The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income under derivative gain/(loss) in the period of change.
The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.
The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically offsets these risks in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

Business combination
v. Business combination
The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact the Bank’s future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

Goodwill and other intangibles

w. Goodwill and other intangibles
Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step is to be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Recently adopted accounting standards
x. Recently adopted accounting standards
In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842)”. The update generally requires recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements. In particular, the guidance requires a lessee, of operating or finance leases, to recognize on the balance sheet a liability to make lease payments and a right-of-use asset representing its right to use the underlying asset for the lease term. However, for leases with lease term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. Previously, a lessee was not required to recognize lease assets and lease liabilities arising from operating leases. Lessor accounting is largely unchanged. The Bank adopted the FASB guidance effective April 1, 2019. To transition to the new guidance, the Bank elected several available practical expedients, including not to reassess the classification of its existing leases, any initial direct costs associated with the leases, or whether any existing contracts are or contain leases. In addition, the Bank elected not to provide a comparative presentation for fiscal 2019 and 2018. At adoption, the Bank recognized a lease liability of Rs. 56.9 billion and a corresponding right-of-use asset of approximately
Rs. 53.0
billion on the consolidated balance sheet related to its future lease payments as a lessee under operating leases. Adoption of the ASU did not have a material impact on the consolidated statement of income and cash flows. See note 27 for additional details.

Recently issued accounting pronouncements not yet effective
x. Recently issued accounting pronouncements not yet effective
In June 2016, the FASB issued ASU 2016-13 “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The ASU introduces a new accounting model, the Current Expected Credit Losses model (“CECL”), which requires earlier recognition of credit losses, while also providing transparency about credit risk. The CECL model utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held to maturity securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are required to be adjusted each period for changes in expected lifetime credit losses. The update requires use of judgment in determining the relevant information and estimation methods that are appropriate for measurement of expected credit losses which is to be based on relevant information about past events, historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. In regard to Available-for-Sale Debt Securities, the credit losses are required to be recorded through an allowance and the ASU limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. While the update changes the measurement of the allowance for credit losses, it does not change the credit risk for the Bank’s loan portfolios. The FASB has issued multiple updates to ASU 2016-13 as codified in Topic 326, viz. ASUs 2018-19, 2019-04, 2019-05, 2019-10, 2019-11, 2020-02, and 2020-03. These ASUs have provided for various minor technical corrections and improvements to the codification as well as other transition matters. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Bank will adopt the guidance in fiscal 2021. Key implementation initiatives have included model development and validation, data acquisition for model estimation and new disclosures, and the establishment of policies encompassing aspects of the standard including internal controls. The allowance methodologies and model duly validated and tested, will be implemented
for fiscal 2021. At the date of adoption, the ASU will result in a negative adjustment to retained earnings. The ultimate impact is dependent on the finalization of the
assessment of the characteristics of the Bank’s portfolio, macroeconomic conditions and related forecasts at date of adoption and the potential impact of COVID-19. On adoption, the CECL transitional amount
(
being
a
cumulative effect adjustment
)
will be included in shareholders’ equity. This will have no impact on the Bank’s regulatory capital requirements which is based on Indian GAAP.
In January 2017, the FASB issued ASU No. 2017-04 “Intangibles-Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment”. The amendment in this update simplifies the subsequent measurement of goodwill impairment by eliminating the requirement to calculate the implied fair value of goodwill (i.e., the current Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. The impairment test is simply the comparison of the fair value of a reporting unit with its carrying amount (the current Step 1), with the impairment charge being the deficit in fair value but not exceeding the total amount of goodwill allocated to that reporting unit. The amendments in the ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Bank expects to adopt the guidance in fiscal 2021. Early adoption is permitted for interim and annual goodwill impairment testing dates after January 1, 2017. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.
In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments modify certain disclosure requirements for fair value measurements. Entities are required to disclose and describe the range and weighted-average of significant observable inputs used to prospectively develop Level 3 fair value measurements. The amendments in the ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Bank expects to adopt the guidance in fiscal 2021. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.
In August 2018, the FASB issued ASU No. 2018-15 “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s
A
ccounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract”. The update aligns the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software, regardless of whether they convey a license to the hosted software. The accounting for the service element of a hosting arrangement that is a service contract is not affected by this ASU. The amendments in the ASU are effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity has the option to apply amendments in the ASU either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The Bank expects to adopt the guidance in fiscal 2021. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.
In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes.” This ASU is part of the FASB’s initiative to make narrow-scope simplifications and improvements to accounting standards through a series of short-term projects. The ASU removes specific exceptions to general principles in Topic 740 (eliminating the need for an organization to analyze whether certain exceptions apply in a given period) and improving financial statement preparers’ application of certain income tax-related guidance. The amendments in the ASU are effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Bank expects to adopt the guidance in fiscal 2022. The Bank is currently assessing the impact of this guidance will have on its consolidated financial position or results of operations.
In January 2020, the FASB issued ASU 2020-01, “Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) – Clarifying the Interactions between Topic 321, Topic 323, and Topic 815.” ASU 2016-01 made targeted improvements to accounting for financial instruments, including providing an entity with
the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. The amendments in the ASU are effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Bank expects to adopt the guidance in fiscal 2022. The Bank is currently assessing the impact of this guidance will have on its consolidated financial position or results of operations.
In March 2020, the FASB issued ASU No. 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The ASU provides for
optional expedients and
other
guidance
related to modification of contracts
, hedging relationships, and other transactions
affected by
reference rate reform. The ASU also provides an election to account for certain contract amendments related to reference rate reform as modifications rather than extinguishments without the requirement to assess the significance of the amendments. The various practical expedients and elections allow hedge accounting to continue uninterrupted during the transition period. The amendments
in
the update are elective and applicable on issue
. The Bank is currently assessing the
various practical expedients and elections provided in the
update and its
suitability and
impact on the Bank’s transition away from LIBOR for its financial instrument.

Convenience translation
y. Convenience translation
The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the fiscal year ended March 31, 2020 have been translated into U.S. dollars at U.S.$1.00 = Rs. 75.39 as published by the Federal Reserve Board of New York on March 31, 2020. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.